SECURED BORROWINGS	12 Months Ended
Dec. 31, 2021
SECURED BORROWINGS
SECURED BORROWINGS

9.    SECURED BORROWINGS

In 2020 and 2021, Yichuang Financial Leasing entered into several financing arrangements, with a principal amount of RMB862.0 million and RMB541.6 million, respectively. According to the arrangements, Yichuang Financial Leasing transferred its creditor’s right of certain financial receivables totaling RMB909.1 million and RMB550.0 million with remaining lease terms ranging from 1 to 3 years originating from its finance leasing services business to external creditors. As the transfer of creditor’s right of financial receivables does not constitute a real asset transformation under PRC law, the proceeds from the external creditors were considered as secured borrowings. The Group’s secured borrowings have maturities ranging from 1 to 3 years.

As of December 31, 2021, the principal balance of secured borrowing is RMB1,363.4 million, among which RMB334.8 million secured borrowings is included in “Amounts due to related parties”, refer to Note 8.